VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.11

Exception Grades
Run Date - 11/21/2024 12:40:03 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Edgar ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	2024-6-1000141	32052461	XXXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Letter of Intent not provided	Missing Business Purpose Disclosure for coborrower.	Miscellaneous	LTV < 50%.	SitusAMC,Originator Pre-Close	Reviewer Comment (2024-11-21): Comment from client. The co borrower (borrower spouse) was added to the loan after origination and the BP Disclosure was erroneously left out of the origination package at the time of adding co borrower. Below are the additional documents that support tenant occupancy. Additionally the borrower XXXXX did sign the Business Purpose Disclosure
1.            Co Borrower loan application stating they will not live in the property for more than 14 days per year
2.            XXX Credit report supports borrowers primary address as XXXXXX XXXXXX,XXXXX, XX as of XXXX, which is showing as the last reported date
3.            Appraisal supports tenant occupancy
4.            Final Insurances states subject property as a Rental property with mailing address showing as XXXXXX XXXXXX,XXXXX, XX (the stated primary residence)
5.            Cash out LOE in file signed by both parties states the cash out is to rehab the property for rental market.
6.            Business Purpose of Loan Certification was signed by both parties.
The above and LTV is how XXX was comfortable with the missing origination document and writing the exception for it.

Reviewer Comment (2024-11-08): Exception waived.  Updated approval provided in trailing documents approving exception for missing co-borrowers signed BP disclosure.  Comp factor, LTV.

Buyer Comment (2024-11-07): Exception noted on uploaded approval
																					11/08/2024	3	C	XX/XX/XXXX	XX	Refinance - Cash-out - Other		C	C		A			No